Acquisitions - Additional Information (Detail) € / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, € in Billions							1 Months Ended	12 Months Ended
	Oct. 05, 2018 USD ($) $ / shares shares	Oct. 03, 2018 USD ($)	Oct. 03, 2018 EUR (€) € / shares	Jun. 28, 2018 USD ($) $ / shares	Jun. 20, 2018 USD ($)	Sep. 25, 2017 USD ($)	Aug. 31, 2016 USD ($)	Sep. 29, 2018 USD ($)		Sep. 30, 2017 USD ($)	Oct. 01, 2016 USD ($)		Sep. 30, 2018 USD ($)	Apr. 01, 2017 USD ($)	Oct. 03, 2015
Business Acquisition and Equity Method Investment [Line Items]
Redeemable noncontrolling interest								$ 1,123		$ 1,148
Equity Method Investment, Other than Temporary Impairment								210	[1]	0	$ 0
Equity Method Investment Non-cash Gain								0		0	332	[1]
Goodwill								31,269		31,426	27,810		$ 31,269
Costs and Expenses								$ 44,597		41,264	$ 41,274
A And E Television Networks Llc
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								50.00%			50.00%
Vice Media
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								11.00%
Equity Method Investment, Other than Temporary Impairment								$ 157		$ 0	$ 0
Payments to Acquire Equity Method Investments											400
Equity Method Investment Non-cash Gain											$ 332
Vice Media | Equity Interest Held By A&E
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								20.00%			8.00%
Vice Media | Retained Investment in Subsidiary | Equity Interest Held By A&E
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Other Transaction Details											49.90%
Hulu LLC
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest							30.00%	30.00%							33.00%
Equity Method Investment Non-cash Gain							$ 175
Equity Method Investment, Term Loan Guarantee							$ 400
Hulu LLC | Equity Interest Held By Time Warner
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest							10.00%
Payments to Acquire Equity Method Investments							$ 600	$ 200
BAMTech, LLC
Business Acquisition and Equity Method Investment [Line Items]
Redeemable noncontrolling interest						$ 1,100
Equity Method Investment, Ownership Interest						42.00%		75.00%		42.00%				33.00%
Business Combination Material Effects of Transaction								$ 255
Business Combination Material Effects of Transaction after tax								162
Investment Owned, at Fair Value														$ 1,200
Payments to Acquire Equity Method Investments						$ 1,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net						3,900
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value						$ 1,100
Effective ownership interest by noncontrolling owners						25.00%
Goodwill						$ 3,500
Revenues								300
Costs and Expenses								700
BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value								$ 608
BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 500
BAMTech, LLC | Equity Interest Held By Hearst Corporation
Business Acquisition and Equity Method Investment [Line Items]
Equity Method Investment, Ownership Interest								20.00%
Minimum | BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Preferred Stock Redemption Period						5 years
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 563
Preferred Stock Return on NCI, Accretion Percentage						8.00%
Minimum | BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 300
Maximum | BAMTech, LLC | MLB
Business Acquisition and Equity Method Investment [Line Items]
Preferred Stock Redemption Period						10 years
Maximum | BAMTech, LLC | NHL
Business Acquisition and Equity Method Investment [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 350
Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Per Share Value, Percentage				50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net													23,000
Business Combination Dividend Distribution, Change in Amount of Dividend Distribution					$ 2,000
Business combination, recognized liabilities, net debt													$ 19,000
Loss on Contract Termination					2,500
Gain (Loss) on Contract Termination					1,500
Pending Completion of Acquisition | Minimum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | $ / shares				$ 38.00
Business Combination Dividend Distribution					6,500
Pending Completion of Acquisition | Maximum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Combination, Consideration Transferred				$ 35,700
Business Combination Dividend Distribution					$ 8,500
Scenario, Stock Price Greater than $114.32 | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				$ 114.32
Exchange Ratio used in calculation of Acquisition | $ / shares				0.3324
Scenario, Stock Price Less than $93.53 | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				93.53
Exchange Ratio used in calculation of Acquisition | $ / shares				0.4063
Scenario, Stock Price Greater than or equal to $93.53 and Less than or equal to $114.32 | Pending Completion of Acquisition | Minimum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | $ / shares				38.00
Share Price | $ / shares				93.53
Scenario, Stock Price Greater than or equal to $93.53 and Less than or equal to $114.32 | Pending Completion of Acquisition | Maximum | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares				$ 114.32
Subsequent Event | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Notes Payable Issuable from Exchange Offer	$ 18,100
Subsequent Event | Scenario, Plan | Pending Completion of Acquisition | 21CF
Business Acquisition and Equity Method Investment [Line Items]
Share Price | $ / shares	$ 111.60
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	319
Subsequent Event | 21CF | 21CF agreement to sell Sky
Business Acquisition and Equity Method Investment [Line Items]
Business Acquisition, Share Price | € / shares			€ 17.28
Proceeds from Sale of Equity Method Investments		$ 15,100	€ 11.6
Equity Method Investment, Other Transaction Details		39.00%	39.00%

[1]	Equity in the income of investees included in segment operating income is as follows: 2018 2017 2016Media Networks$711 $766 $779Parks, Experiences and Consumer Products(23) (25) (3)Direct-to-Consumer & International(580) (421) (182)Equity in the income of investees included in segment operating income108 320 594Impairment of equity investments: Vice(157) — —Villages Nature(53) — —Vice Gain— — 332Equity in the income (loss) of investees, net$(102) $320 $926During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.